BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		12 Months Ended
	Feb. 13, 2018 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Integer $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Integer $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares
Product Information [Line Items]
Allowance for doubt full accounts receivable		$ 75,000		$ 75,000	$ 75,000
Allowance for long term financing receivables		247,500		247,500	247,500
Purchase of lease receivable asset		1,309,527		1,309,527	1,309,527
Recognized value		217,584		217,584	217,584
Obsolete inventory		$ 321,104		$ 321,104	250,000
Final payment percentage		10.00%		10.00%
Deferred revenue		$ 33,000		$ 33,000	33,000
Outstanding customer deposits		$ 90,516		$ 24,040	$ 82,730
Weighted average number of common shares outstanding | shares		961,760,014		943,569,149
Weighted Average Number of Shares Outstanding, Basic | shares		952,293,421	853,322,779	900,774,064	767,861,170
Stock Issued During Period, Shares, Conversion of Units | shares		480,751,127		482,870,234
Number of shares common stock warrants convertible | shares		5,000,000		8,754,720
Research and development expense		$ 0	$ 0	$ 0	$ 0
Number of reportable segments | Integer		3		3
Employee benefits and share based compensation		$ 0	$ 0		0
Income tax examination description		On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2022 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%		On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2021 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%
Federal corporate income tax rate		21.00%		21.00%
Operating Loss Carryforwards		$ 8,635,861		$ 8,523,272
Deferred Tax Assets, Gross		2,590,758		2,556,982
Deferred Tax Assets, Valuation Allowance		$ (2,590,758)		$ (2,556,982)	$ (2,640,529)
Common stock, shares par value | $ / shares		$ 0.001		$ 0.001	$ 0.001	$ 0.001
FDIC insured amount				$ 250,000
Deferred revenue				$ 33,000	$ 33,000
Weighted Average Number of Shares Outstanding, Diluted | shares				1,367,528,898
Net operating loss carry-forward		$ (8,635,861)		$ (8,523,272)
Deferred tax assets, gross				$ 2,556,982	$ 2,640,529
Nevada Corporation [Member] | Stock Purchase Agreement [Member]
Product Information [Line Items]
Proceeds from issuance of common stock	$ 907,388
Number of restricted shares issuance | shares	302,462,667
Common stock, shares par value | $ / shares	$ 0.001
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Product Information [Line Items]
Debt principal amount	$ 939,500
Debt interest rate	10.00%
Debt conversion price per share | $ / shares	$ 0.003
Measurement Input, Price Volatility [Member]
Product Information [Line Items]
Derivative liability measurement input		84		0.56
Measurement Input, Risk Free Interest Rate [Member]
Product Information [Line Items]
Derivative liability measurement input		0.15		0.0015
120 Months [Member]
Product Information [Line Items]
Lease due amount		$ 20,000		$ 20,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk percentage		98.00%